                         [METROPOLITAN WEST LOGO BLACK]
                          [METROPOLITAN WEST LOGO RED]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                               SEMI-ANNUAL REPORT
                                  (Unaudited)
                                   [DINGBAT]

                               September 30, 1998

                            METROPOLITAN WEST FUNDS

Dear Shareholder:

We are pleased to enclose the semi-annual report for the Metropolitan West Low Duration and Total Return Bond Funds and the Metropolitan West AlphaTrak 500 Fund, our new enhanced equity index fund, for the period ending September 30, 1998.

This period, in particular the weeks following Russia's decision to default on its sovereign debt obligations, has been marked by extreme market volatility. Russia's decision set in motion a series of events which led to a sharp decline in equity valuations across the globe with a dramatic increase in perceived risk associated with all credit sensitive fixed income products.

In the wake of investor flight from assets with exposure to the possibility of a global financial meltdown, "panic" buying of United States Treasuries ensued. This "flight to quality" rally caused Treasury prices to outperform all other sectors of the bond market. Due to the large component of U.S. Governments in the indices used by the Low Duration and Total Return Funds, these portfolios lagged behind the dramatic price appreciation of the indices. Prospectively, we would expect better performance relative to the benchmark indices as the markets stabilize.

The beginning of the fourth quarter of 1998 has brought significantly reduced investor fear of imminent market disaster. Equity markets have rebounded to within 5% of their all time highs. Bond market investors have renewed their interest in credit sensitive areas as the Federal Reserve has lowered the Federal Funds rate three times to its current level of 4.75%. Looking forward, investors with a long term horizon should be able to enhance their returns by opportunistically increasing expose to high quality corporate and mortgage securities.

This period also marks the first full quarter for the Metropolitan West AlphaTrak 500 Fund. This Fund seeks to achieve a long term rate of return in excess of the Standard & Poor's 500 Index*. This S & P Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. This Fund will recognize most gains (or losses) in each taxable year and is most suitable for tax-deferred or non-taxable investors.

We look forward to communicating with you in the future. As always, please feel free to contact us directly at 310-446-7727 if you have any comments, questions, or suggestions.

Sincerely,

[/s/ Scott Dubchansky]
Scott Dubchansky
President and Trustee

Past performance is not indicative of future results. Share prices and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. Please read the prospectus carefully before you invest. U.S. Treasury bonds unlike mutual funds are insured direct obligations of the U.S. Government that offer a fixed rate of return. *unmanaged index.

    The Metropolitan West Funds are distributed by FPS Broker Services, Inc.
            To be preceded or accompanied by a prospectus. DFU 11/98

--------------------------------------------------------------------------------
                                       1

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
BONDS--89.32%
CORPORATES--33.97%
Banks--16.03%        $   250,000   Capital One Bank, 8.13%, 03/01/00  $   257,598
                         200,000   Capital One Bank, 7.35%, 06/20/00      205,056
                         500,000   Den norske Bank ASA (FRN),
                                   5.92%, 08/29/49(2)                     385,325
                       1,000,000   Den norske Bank ASA (FRN),
                                   6.06%, 11/29/49(2)                     745,000
                       1,000,000   Fokus Bank ASA (FRN),
                                   6.26%, 03/29/49(2)                     946,100
                         770,000   Hong Kong & Shanghai Bank (FRN),
                                   6.06%, 08/29/49(2)                     477,593
                         250,000   MBNA Corp. (FRN) (MTN),
                                   6.24%, 02/06/01                        250,401
                       1,500,000   MBNA Corp. (FRN) (MTN),
                                   6.04%, 06/17/02                      1,475,550
                       1,085,000   MBNA Corp. (FRN) (MTN),
                                   6.29%, 05/23/03                      1,088,464
                         600,000   Midland Bank PLC (FRN),
                                   6.00%, 06/29/49(2)                     428,730
                       1,300,000   Midland Bank PLC (FRN),
                                   6.00%, 09/29/49(2)                     927,940
                         400,000   Okobank (FRN), 6.19%, 09/29/49(2)      388,440
                         400,000   Skandinavinska Enskilda (FRN)
                                   (MTN), 6.69%, 06/29/49(2)              390,170
                         500,000   Union Bank of Norway (FRN),
                                   7.31%, 12/29/49(2)                     502,825
                                                                      -----------
                                                                        8,469,192
                                                                      -----------
Brokerage Services       800,000   Lehman Brothers Holdings, Inc.
--5.59%                            (FRN) (MTN), 6.29%, 03/17/07(2)        784,880
                       1,000,000   Merrill Lynch Co, Inc. 6.50%,
                                   07/15/18                               976,800
                       1,000,000   Merrill Lynch Co, Inc. 6.75%,
                                   06/01/28                               962,689
                         230,000   Salomon Smith Barney Holdings,
                                   Inc. (FRN) (MTN), 5.58%, 04/05/99      230,146
                                                                      -----------
                                                                        2,954,515
                                                                      -----------
Electric Utilities       300,000   Alabama Power Co., 9.00%,
                                   12/01/24(2)                            331,000
--2.48%                  400,000   Arkansas Power & Light Co.,
                                   8.75%, 03/01/26(2)                     450,014
                         500,000   Long Island Lighting Co.,
                                   8.90%, 07/15/19(2)                     530,481
                                                                      -----------
                                                                        1,311,495
                                                                      -----------
Finance--0.74%           400,000   AT&T Capital Corp. (FRN) (MTN),
                                   6.12%, 12/05/00                        392,440
                                                                      -----------
Industrial--5.38%        900,000   Cemex S.A., 10.75%, 07/15/00           887,490

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                     $   390,000   Cemex S.A., 8.50%, 08/31/00        $   369,447
                         600,000   La Quinta Inns (MTN), 7.11%,
                                   10/17/01                               628,445
                         250,000   RJR Nabisco, Inc., 8.30%,
                                   04/15/99                               251,103
                         100,000   RJR Nabisco, Inc., 8.00%,
                                   01/15/00                               100,482
                         600,000   RJR Nabisco, Inc., 8.00%,
                                   07/15/01                               607,446
                                                                      -----------
                                                                        2,844,413
                                                                      -----------
Sovereign--3.75%       2,491,000   Republic of Argentina (FRN),
                                   6.19%, 03/31/05(2)                   1,983,459
                                                                      -----------
                                   TOTAL CORPORATES                    17,955,514
                                                                      -----------
MORTGAGE-BACKED--21.95%(3)
Non-Agency                99,222   Blackrock Capital Finance L.P.
Mortgage-Backed                    1997-R2 AP 144A (FRN),
--14.51%                           7.22%, 12/25/35                        104,024
                           5,144   Citicorp Mortgage Securities,
                                   Inc. 1992-20 A4, 7.50%, 01/25/07         5,130
                         120,288   Collateralized Mortgage
                                   Obligation Trust 57 D, 9.90%,
                                   02/01/19                               130,275
                       2,205,708   DLJ Mortgage Acceptance Corp.
                                   1994-Q8 IIS (IO), 1.83%, 05/25/24      100,042
                         500,000   GE Capital Mortgage Services,
                                   Inc. 1994-6 A11, 6.50%, 04/25/24       488,260
                         475,286   GE Capital Mortgage Services,
                                   Inc. 1998-10 1A6, 7.00%, 05/25/28      478,182
                         300,000   Independent National Mortgage
                                   Corp. 1995-N A5, 7.50%, 10/25/25       308,568
                       7,643,216   Nomura Asset Securities Corp.
                                   1994-4A 2IO (IO), 1.21%, 09/25/24      209,906
                       1,131,454   OCWEN Residential MBS Corp.
                                   1998-R2 AP 144A, 5.32%, 11/25/34     1,139,770
                         163,955   Residential Funding Mortgage
                                   Securities I 1993-S42 A10,
                                   8.30%, 10/25/08                        182,452
                         549,263   Residential Funding Mortgage
                                   Securities I 1993-S45 A15,
                                   6.50%, 12/25/23                        567,251
                         679,262   Resolution Trust Corp. 1994-C1 F,
                                   8.00%, 06/25/26                        706,645
                         184,672   Resolution Trust Corp. 1995-2 B6,
                                   6.75%, 05/25/29                        186,389
                       2,500,000   Ryland Mortgage Securities Corp.
                                   III 1992-A 1C, 8.26%, 03/29/30       2,553,515
                         282,799   Ryland Mortgage Securities Corp.
                                   1991-18 4A, 14.00%, 11/25/31           300,103

                See accompanying notes to financial statements.

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   150,000   Structured Asset Securities Corp.
                                   1995-3B 2A1, 6.50%, 01/28/24       $   152,389
                         259,100   Structured Mortgage Asset
                                   Residential Trust 1991-7 I (IO),
                                   14.72%, 12/25/22                        56,017
                                                                      -----------
                                                                        7,668,918
                                                                      -----------
U.S. Agency              323,000   Fannie Mae 1992-200 MC,
Mortgage-Backed                    7.50%, 08/25/22                        320,174
--7.44%                  495,926   Fannie Mae 1993-189 SB,
                                   6.36%, 10/25/23                        487,942
                      13,820,064   Fannie Mae 1993-199 SD (IO),
                                   0.86%, 10/25/23                        297,961
                         467,744   Fannie Mae 1993-221 SD,
                                   9.00%, 03/25/08                        473,315
                         388,000   Fannie Mae 1993-251 C,
                                   6.50%, 09/25/23                        391,442
                       2,949,849   Fannie Mae 1994-56 TA,
                                   6.50%, 04/25/17                        138,230
                       3,000,000   Fannie Mae 1997-44 SB (IO),
                                   2.09%, 06/25/08                        180,411
                       1,071,614   Freddie Mac 1164 0 (IO),
                                   6.36%, 11/15/06                         97,154
                         661,600   Freddie Mac 1421 NB,
                                   8.37%, 11/15/22                        660,965
                         172,595   Freddie Mac 1482 MB,
                                   7.59%, 03/15/23                        173,027
                       5,680,589   Freddie Mac 1499 G,
                                   7.00%, 02/15/19                        262,386
                         227,786   Freddie Mac 1552 Q,
                                   13.75%, 10/15/22                       229,472
                       7,417,794   Freddie Mac 2030 ST (IO),
                                   3.06%, 05/15/26                        221,236
                                                                      -----------
                                                                        3,933,715
                                                                      -----------
                                   TOTAL MORTGAGE-BACKED               11,602,633
                                                                      -----------
U.S. TREASURY NOTES--33.40%
                       1,300,000   U.S. Treasury Notes, 6.25%,
                                   10/31/01                             1,369,064
                       4,000,000   U.S. Treasury Notes, 7.25%,
                                   05/15/04                             4,568,752
                         680,000   U.S. Treasury Notes, 7.50%,
                                   02/15/05                               797,301
                       3,420,000   U.S. Treasury Notes, 6.63%,
                                   05/15/07                             3,941,553
                         900,000   U.S. Treasury Notes, 8.13%,
                                   08/15/19                             1,235,532
                       4,677,000   U.S. Treasury Notes, 6.75%,
                                   08/15/26                             5,743,945
                                                                      -----------
                                                                       17,656,147
                                                                      -----------
                                   TOTAL BONDS
                                   (Cost $46,616,081)                  47,214,294
                                                                      -----------

                See accompanying notes to financial statements.

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--10.80%
Commercial Paper     $ 2,470,000   Ford Motor Credit Co. 5.52%,
--10.50%                           10/08/98                           $ 2,467,349
                         325,000   Lockheed Martin Corp.
                                   5.65%, 10/21/98                        323,980
                       2,275,000   Lockheed Martin Corp.
                                   5.67%, 10/21/98                      2,267,834
                         494,000   Raytheon Co. 5.69%, 10/22/98           492,360
                                                                      -----------
                                                                        5,551,523
                                                                      -----------
Money Market RIC         160,000   J P Morgan Institutional Prime
--0.30%                            Money Market                           160,000
                                                                      -----------
                                   TOTAL SHORT TERM INVESTMENTS
                                   (Cost $5,711,523)                    5,711,523
                                                                      -----------
                                   TOTAL INVESTMENTS--100.12%
                                   (Cost $52,327,604)(1)               52,925,817
                                   LIABILITIES, LESS CASH AND
                                   OTHER ASSETS--(0.12%)                  (65,631)
                                                                      -----------
                                   NET ASSETS--100.00%                $52,860,186
                                                                      ===========

Notes:
(1) Cost for Federal income tax purposes is $52,327,604 and net unrealized appreciation consists of:

Gross unrealized appreciation    $1,527,432
Gross unrealized depreciation      (929,219)
                                 ----------
    Net unrealized appreciation  $  598,213
                                 ==========

(2) Security has an effective maturity date less than the stated maturity date due to a call feature.
(3) Pass through securities backed by mortgage securities where payment is periodically made will have an effective maturity date shorter than the stated maturity date.

The following securities have been determined to be illiquid by the Fund's Board of Trustees:

                                               DATE OF                 % OF
SECURITY                                       PURCHASE      COST      TNA
--------                                       --------    --------    ----
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO) 1.83%, 05/25/24                         06/19/97    $120,254    0.23%
Nomura Asset Securities Corp. 1994-4A 2IO
  (IO), 1.21%, 09/25/24                        08/06/97     322,774    0.61
Structured Mortgage Asset Residential Trust
  1991-7 I (IO), 14.72%, 12/25/22              06/25/97     117,773    0.22
                                                           --------    ----
                                                           $560,801    1.06%
                                                           ========    ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1998.
(IO): Interest only
(MTN): Medium term note
                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--76.62%
Asset-Backed          $    53,053   Contimortgage Home Equity Loan
Securities--1.47%                   Trust 1994-4 A6, 8.27%,
                                    12/15/24(2)                      $     56,108
                        1,100,000   Contimortgage Home Equity Loan
                                    Trust 1997-2 A5, 6.97%,
                                    10/15/13(2)                         1,135,530
                          214,701   First Alliance Mortgage Loan
                                    Trust 1996-2 A1, 7.23%,
                                    12/20/19(2)                           215,775
                          199,126   Olympic Automobile Receivables
                                    Trust 1994-B A2, 6.85%,
                                    06/15/01(2)                           199,970
                          169,079   UCFC Home Equity Loan 1994-B1
                                    A4, 7.45%, 06/10/11(2)                173,715
                          903,589   UCFC Home Equity Loan 1995-D1
                                    A2, 6.20%, 03/10/14(2)                908,477
                                                                     ------------
                                                                        2,689,575
                                                                     ------------
CORPORATES--38.63%
Banks--17.18%           1,000,000   Bergen Bank ASA (FRN), 5.81%,
                                    08/29/49(2)                           746,650
                          500,000   Capital One Bank, 7.20%,
                                    07/19/99                              504,982
                          675,000   Capital One Bank, 8.13%,
                                    03/01/00                              695,514
                          820,000   Capital One Bank, 7.35%,
                                    06/20/00                              840,730
                        5,600,000   Den norske Bank ASA (FRN),
                                    5.92%, 08/29/49(2)                  4,315,640
                        3,500,000   Den norske Bank ASA (FRN),
                                    6.06%, 11/29/49(2)                  2,607,500
                        5,060,000   Fokus Bank ASA (FRN), 6.26%,
                                    03/29/49(2)                         4,787,266
                        2,965,000   Hong Kong & Shanghai Bank
                                    (FRN), 6.06%, 08/29/49(2)           1,839,041
                          800,000   MBNA Corp., 6.50%, 09/15/00           814,313
                        1,175,000   MBNA Corp. (FRN), 5.88%,
                                    09/13/01                            1,175,306
                        2,000,000   MBNA Corp. (FRN), 5.85%,
                                    06/17/02                            1,967,400
                        1,500,000   MBNA Corp. (FRN), 6.06%,
                                    09/09/02                            1,478,588
                        5,100,000   Midland Bank PLC (FRN), 6.00%,
                                    06/29/49(2)                         3,644,205
                        5,000,000   Midland Bank PLC (FRN), 5.69%,
                                    09/29/49(2)                         3,569,000
                        1,300,000   Okobank (FRN), 6.09%,
                                    09/29/49(2)                         1,262,430
                          150,000   Okobank (FRN), 6.75%,
                                    09/29/49(2)                           151,350
                        1,100,000   Skandinavinska Enskilda (FRN),
                                    6.44%, 06/29/49(2)                  1,072,968
                                                                     ------------
                                                                       31,472,883
                                                                     ------------
Brokerage               3,000,000   Lehman Brothers Holdings, Inc.
Services--5.83%                     (FRN), 6.29%, 01/30/02              2,914,800
                        4,000,000   Lehman Brothers Holdings, Inc.
                                    (FRN), 6.10%, 03/17/07(2)           3,924,400

                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage             $ 1,500,000   Merrill Lynch Co, Inc.
Services                            6.75%, 06/01/28                  $  1,444,034
(continued)               100,000   Salomon Smith Barney Holdings,
                                    Inc. (FRN), 5.97%, 12/01/98           100,168
                        1,000,000   Salomon Smith Barney Holdings,
                                    Inc. (FRN) (MTN), 5.62%,
                                    02/15/99                            1,001,558
                          800,000   Salomon Smith Barney Holdings,
                                    Inc. (FRN) (MTN), 5.62%,
                                    02/15/99                              801,609
                          500,000   Salomon Smith Barney Holdings,
                                    Inc. (FRN) (MTN), 5.50%,
                                    05/20/99                              499,096
                                                                     ------------
                                                                       10,685,665
                                                                     ------------
Electric Utilities        600,000   Arkansas Power & Light Co.,
--3.18%                             8.75%, 03/01/26(2)                    675,020
                        1,400,000   Long Island Lighting Co.,
                                    8.90%, 07/15/19(2)                  1,485,347
                        1,700,000   New Orleans Public Service,
                                    Inc. 8.00%, 03/01/06(2)             1,804,890
                        1,800,000   System Energy Resources 7.80%,
                                    08/01/00                            1,854,070
                                                                     ------------
                                                                        5,819,327
                                                                     ------------
Finance--2.14%            100,000   American Bankers Insurance
                                    Group, Inc. (FRN), 6.34%,
                                    04/12/00                              100,614
                        1,500,000   Associates Corp. NA 6.20%,
                                    05/16/05                            1,569,612
                          500,000   AT&T Capital Corp., 5.85%,
                                    01/05/99                              500,460
                        1,160,000   AT&T Capital Corp. (MTN),
                                    6.23%, 09/24/99                     1,166,537
                          500,000   AT&T Capital Corp. (FRN) (MTN),
                                    5.48%, 12/05/00                       490,550
                          100,000   Heller Financial, Inc. (FRN)
                                    (MTN), 5.31%, 04/21/99                 99,898
                                                                     ------------
                                                                        3,927,671
                                                                     ------------
Industrial--6.91%       4,150,000   Cemex S.A., 10.75%, 07/15/00        4,092,315
                        3,300,000   La Quinta Inns (MTN), 7.11%,
                                    10/17/01                            3,456,450
                        3,000,000   Pennzoil Co., 10.63%,
                                    06/01/01(2)                         3,070,392
                        1,000,000   RJR Nabisco, Inc., 7.63%,
                                    09/01/00                            1,040,945
                        1,000,000   TCI Communications, Inc., (FRN)
                                    (MTN), 5.17%, 09/11/00                998,386
                                                                     ------------
                                                                       12,658,488
                                                                     ------------

                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Sovereign--3.39%      $ 7,802,000   Republic of Argentina (FRN),
                                    6.19%, 03/31/05(2)               $  6,212,342
                                                                     ------------
                                    TOTAL CORPORATES                   70,776,376
                                                                     ------------
MORTGAGE-BACKED--35.44%
Non-Agency                396,886   Blackrock Capital Finance L.P.
Mortgage-Backed                     1997-R2 AP144A (FRN), 7.22%,
--11.95%                            12/25/35                              416,095
                          310,588   Capstead Securities Corp. IV
                                    1992-11 IB, 7.88%, 08/25/22           312,408
                          115,842   Citicorp Mortgage Securities,
                                    Inc. 1988-16 A1, 10.00%,
                                    11/25/18                              124,917
                           66,407   Citicorp Mortgage Securities,
                                    Inc. 1990-D A1, 9.50%, 10/25/05        70,098
                          188,543   Citicorp Mortgage Securities,
                                    Inc. 1991-5 A (FRN), 6.14%,
                                    05/25/21                              151,305
                           51,438   Citicorp Mortgage Securities,
                                    Inc. 1992-20 A4, 7.50%,
                                    01/25/07                               51,304
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              282,974
                        3,146,521   CMC Securities Corp. II 1993-2G
                                    A2, 7.18%, 11/25/23                 3,165,715
                          391,643   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          410,858
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24            102,359
                        1,182,729   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (FRN) (IO), 2.94%,
                                    01/25/24                               42,490
                       13,704,666   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.83%,
                                    05/25/24                              621,589
                           26,965   Drexel Burnham Lambert CMO
                                    Trust H 3, 8.50%, 07/01/14             27,013
                          604,692   FDIC REMIC Trust 1994-C1 2A2,
                                    7.85%, 09/25/25                       612,904
                        4,045,742   GE Capital Mortgage Services,
                                    Inc. 1992-12F F1, 7.00%,
                                    10/25/07                            4,116,259
                          974,707   GE Capital Mortgage Services,
                                    Inc. 1996-4 A5, 7.00%, 03/25/26     1,006,414
                        1,425,858   GE Capital Mortgage Services,
                                    Inc. 1998-10 1A6, 7.00%,
                                    05/25/28                            1,434,547
                          109,823   Guardian Savings & Loan
                                    Association 1988-2 A, 6.92%,
                                    09/25/18                              110,410
                           79,031   Guardian Savings & Loan
                                    Association 1988-5 A, 6.98%,
                                    12/25/18                               78,778
                          500,000   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                              514,280

                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $ 1,835,403   Norwest Asset Securities Corp.
Mortgage-Backed                     1998-15 A15, 8.00%, 07/25/28     $  1,895,476
(continued)               500,000   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       517,930
                           17,290   Resolution Trust Corp. 1992-C6
                                    B, 7.70%, 07/25/24                     17,595
                        1,086,820   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  1,130,632
                          789,317   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                   861,218
                          261,862   Ryland Mortgage Securities
                                    Corp. 1993-3 2E, 6.71%,
                                    08/25/08                              265,190
                        1,210,052   Ryland Mortgage Securities
                                    Corp. III 1992-D 1A, 8.00%,
                                    09/25/22                            1,266,207
                        2,080,100   Sears Mortgage Securities
                                    1991-C A, 6.48%, 04/25/29           2,080,329
                          211,989   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                       211,440
                                                                     ------------
                                                                       21,898,734
                                                                     ------------
U.S. Agency               112,798   Fannie Mae 1990-14 H, 7.95%,
Mortgage-Backed                     08/25/19                              114,966
--23.49%                  238,175   Fannie Mae 1993-29 SP, 7.48%,
                                    03/25/23                              238,437
                        1,056,056   Fannie Mae 1993-33 ZA, 7.50%,
                                    09/25/21                            1,084,760
                        1,251,433   Fannie Mae 1993-121 SB, 9.54%,
                                    02/25/23                            1,345,682
                        4,210,695   Fannie Mae 1993-189 SB, 6.36%,
                                    10/25/23                            4,142,903
                          176,000   Fannie Mae 1993-202 SJ, 9.00%,
                                    11/25/23                              183,355
                        1,639,000   Fannie Mae 1993-206 SD, 10.00%,
                                    11/25/23                            1,736,160
                          935,488   Fannie Mae 1993-221 SD, 9.00%,
                                    03/25/08                              946,630
                        2,021,484   Fannie Mae 1993-224 SD, 9.40%,
                                    11/25/23                            2,107,397
                          295,866   Fannie Mae 1994-2 SB, 10.00%,
                                    01/25/24                              310,683
                        2,255,334   Fannie Mae 1996-71 S, 10.31%,
                                    01/25/27                            2,301,862
                       15,000,000   Fannie Mae 1997-44 SB (IO),
                                    2.09%, 06/25/08                       902,055

                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $ 3,569,942   Fannie Mae 1997-76 FS,
Mortgage-Backed                     6.14%, 09/17/27                  $  3,505,647
(continued)             3,907,660   Fannie Mae 1998-34 AV, 6.50%,
                                    06/18/28                            3,951,035
                        2,281,906   Fannie Mae 1998-41 SA, 10.78%,
                                    11/18/27                            2,290,063
                        1,071,614   Freddie Mac 1164 O (IO), 6.36%,
                                    11/15/06                               97,154
                          642,256   Freddie Mac 1290 H, 7.50%,
                                    06/15/21                              663,880
                        1,396,712   Freddie Mac 1421 NB, 8.37%,
                                    11/15/22                            1,395,371
                          310,671   Freddie Mac 1482 MB, 7.59%,
                                    03/15/23                              311,448
                          200,000   Freddie Mac 1634 SE, 8.80%,
                                    12/15/23                              206,796
                        1,207,143   Freddie Mac 1643 SB, 8.80%,
                                    12/15/23                            1,244,190
                        3,785,769   Freddie Mac 1657 SB, 9.24%,
                                    12/15/23                            4,079,166
                        2,839,161   Freddie Mac 2030 ST (IO),
                                    3.06%, 05/15/26                        84,678
                          998,828   Freddie Mac 2056 ZA, 6.50%,
                                    05/15/17                            1,002,244
                          460,749   Freddie Mac Gold 21 SG, 9.39%,
                                    10/25/23                              480,179
                           42,023   Government National Mortgage
                                    Association 1996-20 G, 7.50%,
                                    08/20/19                               42,563
                          335,362   Government National Mortgage
                                    Association Pool 2020, 8.50%,
                                    06/20/25                              354,820
                          286,840   Government National Mortgage
                                    Association Pool 2286, 8.50%,
                                    09/20/26                              301,451
                        1,416,336   Government National Mortgage
                                    Association Pool 2487, 8.50%,
                                    09/20/27                            1,484,504
                        5,985,011   Government National Mortgage
                                    Association Pool 2631, 7.00%,
                                    08/20/28                            6,140,250
                                                                     ------------
                                                                       43,050,329
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED              64,949,063
                                                                     ------------

                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENTS--1.08%
U.S. Treasury         $   871,000   U.S. Treasury Notes, 6.63%,
Notes--1.08%                        05/15/07                         $  1,003,828
                          350,000   U.S. Treasury Notes, 8.13%,
                                    08/15/19                              480,485
                          410,000   U.S. Treasury Notes, 6.75%,
                                    08/15/26                              503,532
                                                                     ------------
                                                                        1,987,845
                                                                     ------------
                                    TOTAL BONDS
                                    (Cost $141,458,417)               140,402,859
                                                                     ------------
SHORT TERM INVESTMENTS--22.51%
Commercial              3,250,000   Cox Communications, Inc.,
Paper--22.51%                       5.68%, 10/16/98                     3,242,308
                        8,030,000   Ford Motor Credit Co., 5.52%,
                                    10/08/98                            8,021,381
                        6,240,000   General Motor Acceptance Corp.
                                    5.56%, 10/06/98                     6,235,181
                        1,350,000   Lockheed Martin Corp., 5.63%,
                                    10/21/98                            1,345,778
                          150,000   Lockheed Martin Corp., 5.65%,
                                    10/21/98                              149,529
                        5,820,000   Lockheed Martin Corp., 5.67%,
                                    10/21/98                            5,801,667
                        3,540,000   Raytheon Co. 5.67%, 10/22/98        3,528,291
                        4,950,000   Raytheon Co. 5.69%, 10/22/98        4,933,571
                        8,000,000   Xerox Credit Corp. 5.52%,
                                    10/09/98                            7,990,187
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $41,247,893)                 41,247,893
                                                                     ------------
                                    TOTAL INVESTMENTS--99.13%
                                    (Cost $182,706,310)(1)            181,650,752
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--0.87%             1,597,338
                                                                     ------------
                                    NET ASSETS--100.00%              $183,248,090
                                                                     ============

                See accompanying notes to financial statements.

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

Notes:
(1) Cost for Federal income tax purposes is $182,706,310 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 2,121,607
Gross unrealized depreciation     (3,177,165)
                                 -----------
    Net unrealized depreciation  $(1,055,558)
                                 ===========

(2) Security has an effective maturity date less than the stated maturity date due to a call feature.
(3) Pass through securities backed by mortgage securities where payment is periodically made will have an effective maturity date less than the stated maturity date.

The following securities have been determined to be illiquid by the Fund's Board of Trustees:

             SECURITY               DATE OF PURCHASE      COST      % OF TNA
             --------               ----------------    --------    --------
DLJ Mortgage Acceptance Corp.
  1993-Q18 SC (FRN) (IO), 2.94%,
  01/25/24                              09/30/97        $ 53,526      0.03%
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.83%,
  05/25/24                              06/19/97         734,907      0.40
                                                        --------      ----
                                                        $788,433      0.43%
                                                        ========      ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1998.
(IO): Interest only
(MTN): Medium term note
                See accompanying notes to financial statements.

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--91.05%
Asset-Backed          $    20,882   Nationscredit Grantor Trust
Securities--5.83%                   1997-1 A, 6.75%, 08/15/13            $ 21,296
                           18,436   Navistar Financial Corp. Owner
                                    Trust 1996-B A3, 6.33%, 04/21/03       18,586
                                                                         --------
                                                                           39,882
                                                                         --------
CORPORATES--57.16%
Banks--14.89%              30,000   Den norske Bank ASA (FRN), 5.92%,
                                    08/29/49(2)                            23,119
                           30,000   Fokus Bank (FRN), 6.40%, 03/29/49      28,383
                           15,000   Hong Kong & Shanghai Bank (FRN),
                                    6.06%, 08/29/49(2)                      9,304
                           20,000   MBNA Corp. (FRN), 6.04%, 06/17/02      19,674
                           30,000   Midland Bank PLC (FRN), 5.69%,
                                    09/29/49(2)                            21,414
                                                                         --------
                                                                          101,894
                                                                         --------
Electric Utilities         25,000   Duquesne Light Co., 8.38%,
--7.68%                             05/15/24(2)                            26,308
                           25,000   Philadelphia Electric Co., 7.75%,
                                    03/01/23(2)                            26,263
                                                                         --------
                                                                           52,571
                                                                         --------
Finance--4.37%             30,000   Equity Residential Properties
                                    (FRN), 6.02%, 11/24/99(2)              29,937
                                                                         --------
Industrial--20.24%         10,000   Cemex S.A., 8.50%, 08/31/00             9,473
                           25,000   Dayton Hudson Corp., 9.88%,
                                    06/01/17(2)                            26,238
                           25,000   Pennzoil Co., 10.63%, 06/01/01(2)      25,587
                           30,000   PepsiCo., Inc., 7.63%, 12/18/98        30,139
                           25,000   RJR Nabisco, Inc., 8.00%, 07/15/01     25,310
                           20,000   Rohm & Haas Co., 9.38%, 11/15/19(2)    21,776
                                                                         --------
                                                                          138,523
                                                                         --------
Sovereign--6.56%           56,400   Republic of Argentina (FRN), 6.19%,
                                    03/31/05(3)                            44,909
                                                                         --------
Telephone--3.42%           20,000   MCI Worldcom, Inc., 9.38%,
                                    01/15/04(2)                            23,410
                                                                         --------
                                    TOTAL CORPORATES                      391,244
                                                                         --------
MORTGAGE-BACKED--28.06%
Non-Agency                 29,000   Ryland Mortgage Securities Corp
Mortgage Backed                     Series III 1992-A 1C, 8.30%,
--4.33%                             03/29/30                               29,621
                                                                         --------
U.S. Agency                12,915   Fannie Mae G94-8 M, 8.00%, 05/17/24    12,927
Mortgage-Backed
--23.73%                   31,674   Fannie Mae 1994-75 S, 7.88%,
                                    10/25/22                               31,234

                See accompanying notes to financial statements.

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

                       PRINCIPAL
                      AMOUNT ($)                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                      $    12,273   Fannie Mae 1997-90 SC, 7.96%,
                                    04/18/26                             $ 12,343
                          925,811   Freddie Mac 2030 SU (IO), 3.06%,
                                    05/15/56                               27,057
                           39,805   Freddie Mac-Government National
                                    Mortgage Association 2 L, 8.00%,
                                    11/25/22                               45,563
                           32,314   Government National Mortgage
                                    Association Pool 1554, 7.50%,
                                    01/20/24                               33,304
                                                                         --------
                                                                          162,428
                                                                         --------
                                    TOTAL MORTGAGE-BACKED                 192,049
                                                                         --------
                                    TOTAL BONDS
                                    (Cost $622,045)                       623,175
                                                                         --------
COMMON STOCK--2.33%
Common Stock --2.33%          157   S&P 500 Depositary Receipt             15,975
                                                                         --------
                                    TOTAL COMMON STOCK
                                    (Cost $16,902)                         15,975
                                                                         --------
SHORT TERM INVESTMENTS--12.03%
Agency Discount            25,000   FMC Discount Note,
Note--3.65%                         5.40%, 10/14/98                        24,951
                                                                         --------
Money Market RIC           16,000   J.P. Morgan Institutional Prime
--2.34%                             Money Market                           16,000
                                                                         --------
U.S. Treasury Bills        42,000   U.S. Treasury Bill, 5.03%, 02/04/99    41,359
--6.04%
                                                                         --------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $82,207)                         82,310
                                                                         --------
                                    TOTAL INVESTMENTS--105.41%
                                    (Cost $721,154)(1)                    721,460
                                    LIABILITIES, LESS CASH
                                    AND OTHER ASSETS--(5.41%)             (37,006)
                                                                         --------
                                    NET ASSETS--100.00%                  $684,454
                                                                         ========

                       FUTURES CONTRACTS: LONG POSITIONS

NUMBER OF                                                   UNREALIZED
CONTRACTS                                          APPRECIATION/(DEPRECIATION)
---------                                          ----------------------------
    2         S&P 500 Index, December 1998                   $(35,564)
    3         S&P Mini, December 1998                           1,688
                                                             --------
                                                             $(33,876)
                                                             ========

                See accompanying notes to financial statements.

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1998 (UNAUDITED)

Notes:
(1) Cost for Federal income tax purposes is $721,154 and net unrealized depreciation consists of:

Gross unrealized appreciation    $  11,839
Gross unrealized depreciation      (11,533)
                                 ---------
    Net unrealized depreciation  $     306
                                 =========

(2) Security has an effective maturity date less than the stated maturity date due to a call feature.
(3) Pass through securities backed by mortgage securities where payment is periodically made will have an effective maturity date less than the stated maturity date.

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1998.
(IO): Interest only
(MTN): Medium term note
                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1998 (UNAUDITED)

                                       TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                        BOND FUND      BOND FUND         FUND
                                       ------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $52,327,604, $182,706,310 and
    $721,154, respectively) (Note 2)   $52,925,817    $181,650,752     $721,460
  Cash and cash equivalents (Note 2)        68,755         100,788          662
  Dividends and interest receivable        728,794       1,481,373       10,338
  Receivable for securities sold         2,935,172       4,277,316        1,600
  Deferred unamortized organizational
    costs (Note 2)                          26,506          26,506       19,250
  Other assets                               9,240           9,240            0
                                       -----------    ------------     --------
        Total assets                    56,694,284     187,545,975      753,310
                                       -----------    ------------     --------
LIABILITIES:
  Payable for securities purchased       3,548,734       2,220,977       30,110
  Variation margin (Note 7)                      0               0       24,242
  Due to Adviser (Note 4)                    9,520          55,656        3,015
  Accrued expenses                          12,846          29,959       11,489
  Distributions payable                    262,998         991,489            0
  Other liabilities                              0         999,804            0
                                       -----------    ------------     --------
        Total liabilities                3,834,098       4,297,885       68,856
                                       -----------    ------------     --------
        Net assets                     $52,860,186    $183,248,090     $684,454
                                       ===========    ============     ========
NET ASSETS CONSIST OF:
  Common stock, unlimited shares
    authorized, $0.01 par value,
    4,959,132, 18,167,590 and 76,008
    shares outstanding, respectively   $51,885,674    $184,570,057     $751,478
  Accumulated undistributed net
    investment income                       29,145         161,875       15,564
  Accumulated undistributed net
    realized gain (loss) on
    investments                            347,155        (428,284)     (49,018)
  Net unrealized appreciation
    (depreciation) on investments          598,212      (1,055,558)     (33,570)
                                       -----------    ------------     --------
                                       $52,860,186    $183,248,090     $684,454
                                       ===========    ============     ========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                $10.66          $10.09        $9.01
                                            ======          ======        =====

                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
              FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                    TOTAL RETURN    LOW DURATION    ALPHATRAK 500
                                     BOND FUND       BOND FUND          FUND*
                                    ------------    ------------    -------------
INVESTMENT INCOME:
  Dividends                          $        0     $         0       $     42
  Interest                            1,352,149       5,674,442         15,880
                                     ----------     -----------       --------
        Total investment income       1,352,149       5,674,442         15,922
                                     ----------     -----------       --------
EXPENSES:
  Investment advisory fees (Note
    4)                                  105,653         393,903            591
  Transfer agent fees                    11,629          12,804          5,022
  Administration fees                    17,011          69,579            164
  Registration and filing fees           13,150          14,992            496
  Reports to shareholders                 1,404           5,616            237
  Custodian fees                          7,477          19,774          2,435
  Accounting services                    14,833          25,253          6,341
  Pricing fees                            1,576           2,256            684
  Legal fees                              6,106           6,106          2,536
  Insurance expenses                      6,961           6,961              0
  Trustees' fees and expenses             3,751           3,751          1,521
  Auditing and tax consulting fees        6,590           6,590          4,796
  Amortization of organizational
    expenses (Note 2)                     3,795           3,795              0
  Miscellaneous expenses                  1,504           1,504            761
                                     ----------     -----------       --------
        Total operating expenses        201,440         572,884         25,584
  Expenses waived and reimbursed
    (Note 4)                            (76,577)        (96,918)       (24,664)
                                     ----------     -----------       --------
        Net expenses                    124,863         475,966            920
                                     ----------     -----------       --------
        Net investment income         1,227,286       5,198,476         15,002
                                     ----------     -----------       --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    investments                         150,234        (469,248)       (48,456)
  Net change in unrealized
    appreciation (depreciation) on
    investments                         503,411      (1,373,752)           306
  Net change in unrealized
    depreciation on futures
    contracts                                 0               0        (33,876)
                                     ----------     -----------       --------
  Net realized and unrealized gain
    (loss) on investments               653,645      (1,843,000)       (82,026)
                                     ----------     -----------       --------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $1,880,931     $ 3,355,476       $(67,024)
                                     ==========     ===========       ========

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         TOTAL RETURN
                                                          BOND FUND
                                                 ----------------------------
                                                  SIX MONTHS
                                                     ENDED           YEAR
                                                 SEPTEMBER 30,       ENDED
                                                     1998          MARCH 31,
                                                  (UNAUDITED)        1998
                                                 -------------    -----------
OPERATIONS:
  Net investment income                           $ 1,227,286     $   998,506
  Net realized gain on investments                    150,234         398,295
  Net change in unrealized appreciation on
    investments                                       503,411          94,801
  Net change in unrealized depreciation on
    futures contracts                                       0               0
                                                  -----------     -----------
  Net increase in net assets resulting from
    operations                                      1,880,931       1,491,602
                                                  -----------     -----------
DISTRIBUTIONS:
  Dividends to shareholders from net investment
    income                                         (1,227,286)       (998,506)
  Distributions to shareholders from net
    realized gains on investments                           0        (172,229)
                                                  -----------     -----------
  Net decrease in net assets resulting from
    distributions                                  (1,227,286)     (1,170,735)
                                                  -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                     29,271,758      26,106,354
  Shares issued in reinvestment of dividends
    and distributions                                 720,792         947,050
  Cost of shares redeemed                          (2,769,026)     (2,441,254)
                                                  -----------     -----------
  Net increase in net assets resulting from
    capital share transactions                     27,223,524      24,612,150
                                                  -----------     -----------
  Net increase in net assets                       27,877,169      24,933,017
  Net assets at beginning of period                24,983,017          50,000
                                                  -----------     -----------
  Net assets at end of period (including
    undistributed net investment income of
    $29,145 and $0, respectively)                 $52,860,186     $24,983,017
                                                  ===========     ===========

                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                LOW DURATION           ALPHATRAK 500
                                                 BOND FUND                 FUND*
                                        ----------------------------   -------------
                                         SIX MONTHS                       PERIOD
                                            ENDED           YEAR           ENDED
                                        SEPTEMBER 30,      ENDED       SEPTEMBER 30,
                                            1998         MARCH 31,         1998
                                         (UNAUDITED)        1998        (UNAUDITED)
                                        -------------   ------------   -------------
OPERATIONS:
  Net investment income                 $  5,198,476    $  4,002,660     $ 15,002
  Net realized gain (loss) on
    investments                             (469,248)        306,941      (48,456)
  Net change in unrealized
    appreciation (depreciation) on
    investments                           (1,373,752)        318,194          306
  Net change in unrealized
    depreciation on futures contracts              0               0      (33,876)
                                        ------------    ------------     --------
  Net increase (decrease) in net
    assets resulting from operations       3,355,476       4,627,795      (67,024)
                                        ------------    ------------     --------
DISTRIBUTIONS:
  Dividends to shareholders from net
    investment income                     (5,198,476)     (4,002,660)           0
  Distributions to shareholders from
    net realized gains on investments              0        (104,102)           0
                                        ------------    ------------     --------
  Net decrease in net assets resulting
    from distributions                    (5,198,476)     (4,106,762)           0
                                        ------------    ------------     --------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares            79,893,330     163,923,693      751,599
  Shares issued in reinvestment of
    dividends and distributions            4,050,090       4,018,103            0
  Cost of shares redeemed                (34,165,325)    (33,199,834)        (120)
                                        ------------    ------------     --------
  Net increase in net assets resulting
    from capital share transactions       49,778,095     134,741,962      751,478
                                        ------------    ------------     --------
  Net increase in net assets              47,935,095     135,262,995      684,454
  Net assets at beginning of period      135,312,995          50,000            0
                                        ------------    ------------     --------
  Net assets at end of period
    (including undistributed net
    investment income of $161,875, $0,
    and $15,564, respectively)          $183,248,090    $135,312,995     $684,454
                                        ============    ============     ========

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                            TOTAL RETURN
                                                             BOND FUND
                                                     --------------------------
                                                      SIX MONTHS
                                                         ENDED          YEAR
                                                     SEPTEMBER 30,      ENDED
                                                         1998         MARCH 31,
                                                      (UNAUDITED)       1998
                                                     -------------    ---------
Net Asset Value, Beginning of Period                     $10.49         $10.00
                                                       --------         ------
Income from Investment Operations:
  Net investment income                                    0.34           0.73
  Net realized and unrealized gain on investments          0.17           0.60
                                                       --------         ------
  Total from Investment Operations                         0.51           1.33
                                                       --------         ------
Less Distributions:
  Dividends from net investment income                    (0.34)         (0.73)
  Distributions from net capital gains on
    investments                                            0.00          (0.11)
                                                       --------         ------
  Total Distributions                                     (0.34)         (0.84)
                                                       --------         ------
Net Asset Value, End of Period                           $10.66          $10.49
                                                       ========         =======
Total Return (not annualized)                              4.91%         13.71%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)              $52,860        $24,983
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                           1.05%#         1.99%
    After expense reimbursement                            0.65%#         0.65%
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                           5.99%#         6.05%
    After expense reimbursement                            6.39%#         7.39%
  Portfolio Turnover Rate                                    70%           235%

# Annualized
                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                              LOW DURATION          ALPHATRAK 500
                                                BOND FUND               FUND*
                                        -------------------------   -------------
                                         SIX MONTHS                    PERIOD
                                            ENDED         YEAR          ENDED
                                        SEPTEMBER 30,     ENDED     SEPTEMBER 30,
                                            1998        MARCH 31,       1998
                                         (UNAUDITED)      1998       (UNAUDITED)
                                        -------------   ---------   -------------
Net Asset Value, Beginning of Period        $10.18        $10.00       $10.00
                                          --------        ------    ---------
Income from Investment Operations:
  Net investment income                       0.33          0.65         0.20
  Net realized and unrealized gain
    (loss) on investments                    (0.10)         0.19       (1.19)
                                          --------         -----    ---------
  Total from Investment Operations            0.23          0.84       (0.99)
                                          --------        ------    ---------
Less Distributions:
  Dividends from net investment income       (0.32)        (0.65)        0.00
  Distributions from net capital gains
    on investments                            0.00         (0.01)        0.00
                                          --------        ------    ---------
  Total Distributions                        (0.32)        (0.66)        0.00
                                          --------        ------    ---------
Net Asset Value, End of Period              $10.09        $10.18        $9.01
                                          ========        ======    =========
Total Return (not annualized)                 2.30%         8.71%       (9.90%)
Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                            $183,248      $135,313         $684
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement              0.70%#        0.93%       15.51%#
    After expense reimbursement               0.58%#        0.58%        0.56%#
  Ratio of Net Income to Average Net
    Assets
    Before expense reimbursement              6.22%#        6.37%       (5.86%)#
    After expense reimbursement               6.34%#        6.72%        9.09%#
  Portfolio Turnover Rate                       41%          102%          25%

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
# Annualized
                See accompanying notes to financial statements.

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investments operations on March 31, 1997. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at September 30, 1998.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds.

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in-first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXES:
  The Funds have elected and qualify to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. If so qualified, each Fund will not be subject to Federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares. The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended September 30, 1998, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS
  PURCHASES AND SALES:
  Investment transactions for the period ended September 30, 1998, excluding temporary short-term investments, were as follows:

                                                       PROCEEDS FROM
                                        PURCHASES          SALES
                                       ------------    -------------
Total Return Bond Fund                 $ 53,451,934     $25,072,831
Low Duration Bond Fund                  134,818,625      52,467,519
AlphaTrak 500 Fund                        1,154,914         116,799

5. INVESTMENT ADVISORY SERVICES

  Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55% and 0.48%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Certain Officers and Trustees of the Funds are also officers and directors of the Adviser. All Officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended September 30, 1998, were as follows:

                                                                      EXPENSES
                          INVESTMENT     VOLUNTARY                   WAIVED AND
                           ADVISORY       EXPENSE      ADVISORY      REIMBURSED     DUE FROM
                           FEE RATE     LIMITATION       FEES        BY ADVISER     ADVISER
                          -----------   -----------   -----------   -------------   --------
   Total Return Bond
     Fund                    0.55%         0.65%       $105,653        $76,577         $0
   Low Duration Bond
     Fund                    0.48          0.58         393,903         96,918          0
   AlphaTrak 500 Fund     0.00 - 0.70   0.20 - 0.90         591         24,664          0

6. CAPITAL SHARE TRANSACTIONS:

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                            TOTAL RETURN BOND FUND       LOW DURATION BOND FUND     ALPHATRAK 500 FUND
                           -------------------------   --------------------------   ------------------
                              PERIOD                      PERIOD                          PERIOD
                               ENDED         YEAR          ENDED          YEAR            ENDED
                           SEPTEMBER 30,     ENDED     SEPTEMBER 30,     ENDED        SEPTEMBER 30,
                               1998        MARCH 31,       1998        MARCH 31,           1998
                            (UNAUDITED)      1998       (UNAUDITED)       1998         (UNAUDITED)
                           -------------   ---------   -------------   ----------   ------------------
   Increase in Fund
    shares:
    Shares outstanding at
     beginning of period     2,381,576         5,000    13,289,111          5,000              0
    Shares sold              2,771,560     2,520,599     7,842,659     16,152,929         76,021
    Shares issued through
     reinvestment of
     dividends                  68,334        90,346       397,609        395,250              0
    Shares redeemed           (262,338)     (234,369)   (3,361,789)    (3,264,068)           (13)
                             ---------     ---------    ----------     ----------         ------
   Net increase in Fund
    shares                   2,577,556     2,376,576     4,878,479     13,284,111         76,008
                             ---------     ---------    ----------     ----------         ------
   Shares outstanding at
    end of period            4,959,132     2,381,576    18,167,590     13,289,111         76,008
                             =========     =========    ==========     ==========         ======

7. FUTURES CONTRACTS

  The Funds may purchase or sell exchange-traded futures contracts. Futures contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the advisor to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which it is traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                             Martin Luther King III
                                 Laird Landmann
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                             Richard H. Schweitzer
             Treasurer, Principal Accounting and Financial Officer

                                 Lara Mulpagano
                       Secretary and Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   10880 Wilshire Boulevard, Suite 2020         1000 Wilshire Boulevard, Suite 1500
           Los Angeles, CA 90024                       Los Angeles, CA 90017
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                      FPS Broker Services, Inc.
              48 Wall Street                    3200 Horizon Drive, P.O. Box 61503
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
 First Data Investor Services Group, Inc.      Paul, Hastings, Janofsky & Walker LLP
    3200 Horizon Drive, P.O. Box 61503           345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                                [MetWstLg Logo]
                                [MetWstLg Logo]

                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 446-7727 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.